Trade Receivables, Net (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Trade Receivables, Net [Abstract]
Schedule of trade receivables
	March 31	June 30
	2014	2013
Trade receivables	$20,134,524	$26,745,724
Allowance for bad debt	(969,623)	(731,475)
Total trade receivables, net	$19,164,901	$26,014,249

	2013	2012
Trade receivables	$27,740,315	$27,328,853
Allowance for bad debt	(731,475)	(751,563)
Total trade receivables, net	$27,008,840	$26,577,290